Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2019	10,338,720	1.76
Exercised	(2,325,000)	0.74
Granted	3,830,306	0.97
Expired/Cancelled	(1,195,664)	1.72
Outstanding at December 31, 2020	10,648,362	1.70
Exercised	-	-
Granted	7,010,085	0.84
Expired/Cancelled	(3,271,034)	1.68
Outstanding at December 31, 2021	14,387,413	1.29

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2021	2020
Risk-free interest rate	0.40%	0.92%
Expected option life in years	4 years	4 years
Expected stock price volatility	60%	58%
Expected dividend rate	0%	0%

Schedule of Stock Options Outstanding and Exercisable

A summary of the stock options outstanding and exercisable at December 31, 2021 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
2.24	325,000	325,000	June 1, 2022
2.12	1,209,890	1,209,890	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	100,000	January 15, 2022
2.11	1,672,678	1,672,678	March 5, 2023
1.74	1,119,115	1,119,115	January 31, 2024
1.05	1,399,773	933,184	January 30, 2025
1.02	40,000	26,666	September 23, 2025
0.854	1,600,000	666,667	December 2, 2025
0.91	50,000	33,333	December 4, 2025
0.927	1,450,000	-	January 4, 2026
0.84	2,964,627	-	January 21, 2026
0.886	316,330	-	January 29, 2026
0.797	550,000	-	March 4, 2026
0.78	10,000	-	March 15, 2026
0.74	80,000	-	May 31, 2026
0.73	900,000	-	June 9, 2026
	14,387,413	6,686,533

Number of RSUs [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of restricted share unit activities is as follows:

Number of
RSUs
Outstanding at December 31, 2019	963,348
Vested	(436,785)
Granted	1,220,016
Outstanding at December 31, 2020	1,746,579
Vested	(748,913)
Cancelled	(219,824)
Granted	2,615,873
Outstanding at December 31, 2021	3,393,715